Post-employment benefits for associates (Details 7) - Other post-employment benefit plans	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed for next year	6.50%	7.00%	7.50%
Rate to which the cost trend rate is assumed to decline	4.50%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2025	2022	2022